Share capital (Tables)	6 Months Ended
Jun. 30, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Issued and Fully Paid Ordinary Shares
ISSUED AND FULLY PAID ORDINARY SHARES OF €0.07 EACH[1]

	Number of shares			Nominal value ($ million)
	A	B	Ordinary shares	A	B	Ordinary shares	Total
At January 1, 2023			7,003,503,393			584	584
Repurchases of shares			(268,292,487)			(22)	(22)
At June 30, 2023			6,735,210,906			562	562
At January 1, 2022	4,101,239,499	3,582,892,954		345	296		641
Repurchases of shares before assimilation	—	(34,106,548)		—	(3)		(3)
Assimilation of ordinary A and B shares into ordinary shares on January 29, 2022	(4,101,239,499)	(3,548,786,406)	7,650,025,905	(345)	(293)	638	—
Repurchases of B shares on January 27 and 28, 2022, cancelled as ordinary shares on February 2 and 3, 2022			(507,742)			—	—
Repurchases of shares after assimilation			(294,476,534)			(25)	(25)
At June 30, 2022			7,355,041,629			614	614
1. Share capital at December 31, 2022, also included 50,000 issued and fully paid sterling deferred shares of £1 each, which were redeemed on March 27, 2023. Upon redemption, the sterling deferred shares were treated as cancelled and the
Company's issued share capital was reduced by the nominal value of the shares redeemed in accordance with section 688 of the UK Companies Act 2006.